Financial Instruments - Fair value of financial assets and liabilities measured at other than fair value (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,267	$ 3,361
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,167	3,227
Exchangeable securities (Note 25)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	735	730
Recurring fair value measurement | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,272	3,480
Recurring fair value measurement | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	770	769
Recurring fair value measurement | Level I | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level I | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level II | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,272	3,480
Recurring fair value measurement | Level II | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	770	769
Recurring fair value measurement | Level III | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	146	33
Recurring fair value measurement | Level III | Long-term debt | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level III | Exchangeable securities (Note 25) | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 0	$ 0